International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2024
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2024	2023
ASSETS
Cash	$65,858	$105,184
Other investments	155,416	111,382
Net loans	60,502	62,150
Investment in subsidiaries	2,622,447	2,281,952
Goodwill	3,365	3,365
Other assets	12,744	8,617
Total assets	$2,920,332	$2,572,650
LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$108,868	$108,868
Due to IBC Trading	21	21
Other liabilities	14,736	15,987
Total liabilities	123,625	124,876
Shareholders’ equity:
Common shares	96,617	96,467
Surplus	159,333	155,511
Retained earnings	3,356,177	3,029,088
Accumulated other comprehensive loss	(379,054)	(397,889)
	3,233,073	2,883,177
Less cost of shares in treasury	(436,366)	(435,403)
Total shareholders’ equity	2,796,707	2,447,774
Total liabilities and shareholders’ equity	$2,920,332	$2,572,650